Rule 497(e)
Registration Nos. 333-176976 and 811-22245

First Trust Exchange-Traded Fund III

(the “Trust”)

FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF

(the “Fund”)

Supplement to the Fund’s Prospectus and

Statement of additional information

April 22, 2024

Notwithstanding anything to the contrary in the Fund’s Prospectus or Statement of Additional Information, Shawn P. O’Leary is a member of the Fund’s portfolio management team beginning on or about April 15, 2024.

Shawn P. O’Leary is a Senior Vice President and Senior Portfolio Manager at First Trust. Mr. O’Leary joined First Trust in April 2024 as a Senior Portfolio Manager for the First Trust Municipal Securities Team and has over 20 years of credit research and portfolio management experience in municipal securities. Mr. O’Leary was previously a portfolio manager for Nuveen Investment’s municipal fixed income team, focusing primarily on both intermediate- and limited-term national accounts, laddered accounts and environmental, social and governance (ESG) portfolios. Prior to his time as a portfolio manager, he was a research analyst for Nuveen, where he covered a wide array of municipal sectors. Mr. O’Leary graduated with a B.S. from Bates College and an M.P.P., with honors, in Public Finance from the University of Chicago’s Irving B. Harris School of Public Policy Studies.

Name	Position with First Trust	Length of Service with First Trust	Principal Occupation During Past Five Years
Shawn P. O’Leary	Senior Vice President, Senior Portfolio Manager	Since April 2024	Portfolio Manager Nuveen Investments (2018-2024), Analyst Nuveen Investments (2009-2018)

As of April 12, 2024, Shawn P. O’Leary managed the investment vehicles (other than the Funds of the Trust) with the number of accounts and assets set forth in the table below:

Portfolio Manager	Registered Investment Companies Number of Accounts ($ Assets in Thousands)	Other Pooled Investment Vehicles Number of Accounts ($ Assets in Thousands)	Other Accounts Number of Accounts ($ Assets in Thousands)	Registered Investment Companies With Performance Fees Number of Accounts ($ Assets in Thousands)	Other Pooled Investment Vehicles With Performance Fees Number of Accounts ($ Assets in Thousands)	Other Accounts With Performance Fees Number of Accounts ($ Assets in Thousands)
Shawn P. O’Leary	NA	NA	NA	NA	NA	NA

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND’S PROSPECTUS and
statement of additional information FOR FUTURE REFERENCE